Revenue - Capitalized Commission Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue
Capitalized commission cost, net	$ 509,326
Amortization of capitalized commission cost	232,422
Impairment of contract costs related to canceled projects	$ 162,069	$ 0